Schedule of Investments (unaudited)
March 31, 2026
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	177,964	$ 35,420,175
Air Freight & Logistics — 2.1%
FedEx Corp.	108,609	38,684,354
Automobile Components — 1.5%
Aptiv PLC(a)	389,129	27,021,118
Banks — 9.9%
Citigroup, Inc.	556,152	63,073,198
First Citizens BancShares, Inc., Class A	28,118	52,992,870
Wells Fargo & Co.	805,334	64,112,640
		180,178,708
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	321,737	67,008,165
Building Products — 1.8%
Fortune Brands Innovations, Inc.	855,998	33,358,242
Capital Markets — 5.4%
Charles Schwab Corp. (The)	419,460	39,420,851
Intercontinental Exchange, Inc.	370,864	58,329,490
		97,750,341
Chemicals — 2.4%
PPG Industries, Inc.	408,702	43,682,070
Commercial Services & Supplies — 3.0%
Rentokil Initial PLC	8,652,445	53,696,447
Consumer Staples Distribution & Retail — 2.1%
Dollar General Corp.	316,145	37,535,896
Containers & Packaging — 1.2%
Crown Holdings, Inc.	219,330	21,987,832
Diversified Telecommunication Services — 1.3%
Comcast Corp., Class A	855,480	24,560,831
Electric Utilities — 2.3%
Exelon Corp.	834,398	40,902,190
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	263,363	31,872,190
Financial Services — 2.2%
Fidelity National Information Services, Inc.	870,116	40,817,141
Health Care Equipment & Supplies — 6.7%
Baxter International, Inc.(b)	2,447,968	41,125,862
Becton Dickinson & Co.	250,978	39,461,271
Medtronic PLC	471,283	40,836,672
		121,423,805
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	141,670	29,936,288
CVS Health Corp.	361,810	25,985,194
		55,921,482
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc.	1,377,095	23,396,844
Industrial REITs — 1.6%
Rexford Industrial Realty, Inc.	895,070	29,295,641
Insurance — 3.0%
Arthur J. Gallagher & Co.	153,270	33,195,217
Fidelity National Financial, Inc., Class A	466,774	21,648,978
		54,844,195
Security	Shares	Value
Interactive Media & Services — 5.5%
Alphabet, Inc., Class C, NVS	172,780	$ 49,563,671
Meta Platforms, Inc., Class A	87,948	50,317,689
		99,881,360
Leisure Products — 1.7%
Hasbro, Inc.	330,238	30,910,277
Life Sciences Tools & Services — 1.7%
Avantor, Inc.(a)	2,600,200	20,385,568
Waters Corp.(a)	34,429	10,252,956
		30,638,524
Media — 0.4%
WPP PLC	2,449,455	7,660,599
Multi-Utilities — 2.1%
Dominion Energy, Inc.	606,521	37,495,128
Oil, Gas & Consumable Fuels — 6.6%
BP PLC, ADR	1,509,818	70,961,446
Tourmaline Oil Corp.(b)	1,020,780	48,855,965
		119,817,411
Pharmaceuticals — 2.3%
Merck & Co., Inc.	351,340	42,262,689
Professional Services — 3.4%
Maximus, Inc.	330,227	21,167,551
SS&C Technologies Holdings, Inc.	594,529	40,172,324
		61,339,875
Software — 3.2%
Microsoft Corp.	95,120	35,210,571
Workday, Inc., Class A(a)	177,520	23,063,398
		58,273,969
Technology Hardware, Storage & Peripherals — 8.3%
Hewlett Packard Enterprise Co.	1,409,088	33,550,385
Samsung Electronics Co. Ltd.	465,874	54,489,271
Western Digital Corp.	228,573	61,826,711
		149,866,367
Textiles, Apparel & Luxury Goods — 1.2%
Swatch Group AG (The)	95,740	21,135,708
Tobacco — 3.0%
British American Tobacco PLC, ADR	923,622	54,004,178
Trading Companies & Distributors — 2.2%
WESCO International, Inc.	146,038	39,958,918
Total Long-Term Investments — 99.9% (Cost: $1,549,255,054)		1,812,602,670

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	57,787,030	$ 57,798,588
Total Short-Term Securities — 3.2% (Cost: $57,803,862)		57,798,588
Total Investments — 103.1% (Cost: $1,607,058,916)		1,870,401,258
Liabilities in Excess of Other Assets — (3.1)%		(56,100,561)
Net Assets — 100.0%		$ 1,814,300,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 29,908,291	$ 27,897,196 (a)	$ —	$ (1,169)	$ (5,730)	$ 57,798,588	57,787,030	$ 17,045 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	7,373,733	—	(7,373,733)(a)	—	—	—	—	466,668	—
				$ (1,169)	$ (5,730)	$ 57,798,588		$ 483,713	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 35,420,175	$ —	$ —	$ 35,420,175
Air Freight & Logistics	38,684,354	—	—	38,684,354
Automobile Components	27,021,118	—	—	27,021,118
Banks	180,178,708	—	—	180,178,708
Broadline Retail	67,008,165	—	—	67,008,165
Building Products	33,358,242	—	—	33,358,242
Capital Markets	97,750,341	—	—	97,750,341
Chemicals	43,682,070	—	—	43,682,070
Commercial Services & Supplies	—	53,696,447	—	53,696,447
Consumer Staples Distribution & Retail	37,535,896	—	—	37,535,896
Containers & Packaging	21,987,832	—	—	21,987,832
Diversified Telecommunication Services	24,560,831	—	—	24,560,831
Electric Utilities	40,902,190	—	—	40,902,190
Electronic Equipment, Instruments & Components	31,872,190	—	—	31,872,190
Financial Services	40,817,141	—	—	40,817,141
Health Care Equipment & Supplies	121,423,805	—	—	121,423,805
Health Care Providers & Services	55,921,482	—	—	55,921,482
Health Care REITs	23,396,844	—	—	23,396,844
Industrial REITs	29,295,641	—	—	29,295,641
Insurance	54,844,195	—	—	54,844,195
Interactive Media & Services	99,881,360	—	—	99,881,360
Leisure Products	30,910,277	—	—	30,910,277
Life Sciences Tools & Services	30,638,524	—	—	30,638,524
Media	—	7,660,599	—	7,660,599
Multi-Utilities	37,495,128	—	—	37,495,128
Oil, Gas & Consumable Fuels	119,817,411	—	—	119,817,411
Pharmaceuticals	42,262,689	—	—	42,262,689
Professional Services	61,339,875	—	—	61,339,875
Software	58,273,969	—	—	58,273,969
Technology Hardware, Storage & Peripherals	95,377,096	54,489,271	—	149,866,367
Textiles, Apparel & Luxury Goods	—	21,135,708	—	21,135,708
Tobacco	54,004,178	—	—	54,004,178
Trading Companies & Distributors	39,958,918	—	—	39,958,918
Short-Term Securities
Money Market Funds	57,798,588	—	—	57,798,588
	$ 1,733,419,233	$ 136,982,025	$ —	$ 1,870,401,258

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares